Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Lease liability	Lease liability

	December 31, 2021	December 31, 2020

Lease liability	$99	$208
Less: current portion	(99)	(108)

Long-term portion	$—	$100

Disclosure of maturity analysis of operating lease payments	Undiscounted lease payments

	December 31, 2021	December 31, 2020

Less than one year	$97	$124
One to five years	—	97

	$97	$221